Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2014	May 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Total investments with unrealized losses, fair value	$ 35,465	$ 36,582
Unrealized losses with a loss position for less than 12 months, fair value	16,611	36,327
Unrealized losses with a loss position for more than 12 months, fair value	18,854	255
Total investments with unrealized losses, gross unrealized losses	(1,425)	(1,034)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(845)	(956)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (580)	$ (78)